Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details) (10-K)	12 Months Ended
Sep. 30, 2020
Computer Equipment and Software [Member]
Useful lives of property and equipment	5 years
Business Equipment and Fixtures [Member]
Useful lives of property and equipment	7 years
Property and Buildings [Member]
Useful lives of property and equipment	39 years